Net loss per share	6 Months Ended
Jun. 30, 2026
Net loss attributable to the Company’s ordinary shareholders per share*
Net loss per share

15. Net loss per share

On May 28, 2026, the Board has approved and recommended to the shareholders to consider a share consolidation whereby every thirty-five issued and unissued Class A ordinary shares and Class B ordinary shares, par value US$0.00001 each, in authorized share capital of the Company be consolidated into one consolidated Class A ordinary shares and Class B ordinary shares, par value US$0.00035 each, respectively (the “Share Consolidation”). Immediately following the effective time of the Share Consolidation, the authorized share capital of the Company shall be changed from US$50,000 divided into 4,000,000,000 Class A ordinary shares of US$0.00001 par value each and 1,000,000,000 Class B ordinary shares of US$0.00001 par value each, to US$50,000 divided into 114,285,714 consolidated Class A ordinary shares of US$0.00035 par value each and 28,571,429 consolidated Class B ordinary shares of US$0.00035 par value each. An extraordinary general meeting of shareholders (the “EGM”) of the Company was held on June 12, 2026. At the EGM, shareholders of the Company approved the resolution of Share Consolidation. The Share Consolidation has been effective on July 20, 2026. The shares and pre-share data are retrospectively adjusted to reflect the Share Consolidation for all periods presented.

As retrospectively adjusted upon the Share Consolidation, there were 1,840,673 and 1,840,759 Class A ordinary shares, 531,329 and 531,329 Class B ordinary shares outstanding as of December 31, 2025 and June 30, 2026, respectively.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

15. Net loss per share (Continued)

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
Numerator:
Net loss	(25,568)	(44,057)
Net loss attributable to the Company’s ordinary shareholders	(25,568)	(44,057)
Denominator:
Weighted average number of ordinary shares outstanding, basic (retrospectively adjusted for effect of the Share Consolidation)*	2,348,249	2,372,032
Weighted average number of ordinary shares outstanding, diluted (retrospectively adjusted for effect of the Share Consolidation)*	2,348,249	2,372,032
Basic net loss per share attributable to the Company’s ordinary shareholders	(10.89)	(18.57)
Diluted net loss per share attributable to the Company’s ordinary shareholders	(10.89)	(18.57)

*	For the six months ended June 30, 2025 and 2026, the Company had potential ordinary shares, including restricted shares and share options. On a weighted average basis, 2,322 and 215 restricted shares, and 43,856 and 57,509 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2025 and 2026, respectively.